RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jan. 18, 2013
Related Party Transactions [Abstract]
Consulting fees	$ 251,985
Consulting fees		354,000
Converted related party paybles			356,700
Accrued interest	$ 44,967